Oil and Gas Producing Activities (Tables)	12 Months Ended
Dec. 31, 2015
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
Capitalized Costs Related to Oil and Gas Property Acquisition Exploration and Development Activities

Capitalized Costs

	As of December 31,
	2014	2015
	(In thousands)
Unproved properties	$201,459	$84,144
Proved properties:
Leasehold costs	1,006,839	982,915
Wells and related equipment and facilities	3,275,249	3,349,307
Accumulated depreciation depletion and amortization	(2,298,450)	(3,389,786)

	$2,185,097	$1,026,580

Costs Incurred Related to Oil and Gas Property Acquisition Exploration and Development Activities

Costs Incurred

	For the Years Ended December 31,
	2013	2014	2015
	(In thousands)
Property Acquisitions:
Unproved property acquisitions	$130,113	$91,960	$12,972
Proved property acquisitions	6,471	2,400	—
Development costs	341,970	440,848	221,265
Exploration costs	439	52,080	12,265

	$478,993	$587,288	$246,502